Revenue - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Timing of revenue recognition
Revenue	$ 48,493,897	$ 35,838,780	$ 20,009,994
TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	466,341	636,262	403,977
TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	24,170,281	20,071,961	19,606,017
MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue		6,332,022
MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	13,611,886	8,798,535
MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	10,245,389
Digital studio [Member]
Timing of revenue recognition
Revenue	20,549,642	15,446,371	9,284,911
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	10,876,252	9,535,853	9,284,911
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue		5,910,518
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	9,673,390
Media and branded content [Member]
Timing of revenue recognition
Revenue	13,738,333	9,778,973	3,258,701
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	466,341	636,262	403,977
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	3,841,922	2,705,481	2,854,724
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue		421,504
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	8,858,071	6,015,726
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	571,999
Technology [Member]
Timing of revenue recognition
Revenue	14,205,922	10,613,436	7,466,382
Technology [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Technology [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	9,452,107	7,830,627	$ 7,466,382
Technology [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue
Technology [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	4,753,815	$ 2,782,809
Technology [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue